ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
	As of December 31,
	2023	2024
	S$’000	S$’000
Accounts payable	67	79
Other payables	-	21
Accrued expenses	24	168
Deposits received	89	99
Deferred revenue	462	352
	642	719